FAIR VALUE OF FINANCIAL INSTRUMENTS - RECURRING BASIS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets:
Real estate securities, available-for-sale	$ 1,861,200	[1],[2],[3]	$ 289,756
Investments in excess mortgage servicing rights	307,568	[1]	245,036		43,971
Investments in equity method investees at fair value	358,032	[1]
Recurring Basis | Fair Value, Inputs, Level 2
Assets:
Real estate securities, available-for-sale	1,279,450
Investments in excess mortgage servicing rights
Investments in equity method investees at fair value
[AssetsFairValueDisclosure]	1,279,450
Liabilities:
Repurchase agreements			150,922
Recurring Basis | Level 3 Inputs
Assets:
Real estate securities, available-for-sale	581,750		289,756
Investments in excess mortgage servicing rights	307,568		245,036
Investments in equity method investees at fair value	358,032
[AssetsFairValueDisclosure]	1,247,350
Liabilities:
Repurchase agreements
Recurring Basis | Principal Balance or Notional Amount
Assets:
Real estate securities, available-for-sale	2,054,797		433,510	[4]
Investments in excess mortgage servicing rights	72,315,805	[5]	76,560,751
Investments in equity method investees at fair value	169,856,996	[5]
[AssetsFairValueDisclosure]	244,227,598
Liabilities:
Repurchase agreements			150,922
Recurring Basis | Carrying Value
Assets:
Real estate securities, available-for-sale	1,861,200		289,756
Investments in excess mortgage servicing rights	307,568		245,036
Investments in equity method investees at fair value	358,032
[AssetsFairValueDisclosure]	2,526,800
Liabilities:
Repurchase agreements			150,922
Recurring Basis | Fair Value
Assets:
Real estate securities, available-for-sale	1,861,200		289,756
Investments in excess mortgage servicing rights	307,568		245,036
Investments in equity method investees at fair value	358,032
[AssetsFairValueDisclosure]	2,526,800
Liabilities:
Repurchase agreements			$ 150,922

[1]	Represents our historical consolidated balance sheet at September 30, 2013.
[2]	Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.
[3]	The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.
[4]	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.
[5]	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. New Residential does not receive an excess mortgage servicing amount on nonperforming loans in Agency portfolios.